High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (89.9%)
Communications (17.4%)
[1,2]	Altice France SA	2.125%	2/15/25	585	615
[1]	Altice France SA	5.500%	1/15/28	1,700	1,573
[1]	Altice France SA	5.125%	7/15/29	565	506
[1]	Arches Buyer Inc.	4.250%	6/1/28	1,935	1,801
	Belo Corp.	7.750%	6/1/27	920	1,053
	Belo Corp.	7.250%	9/15/27	667	747
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	868	882
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,530	2,376
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,055	1,873
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,161	2,893
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	115	118
[1]	CSC Holdings LLC	5.500%	4/15/27	2,610	2,588
[1]	CSC Holdings LLC	6.500%	2/1/29	1,025	1,034
[1]	CSC Holdings LLC	4.125%	12/1/30	4,305	3,791
[1]	CSC Holdings LLC	4.625%	12/1/30	400	334
[1]	CSC Holdings LLC	3.375%	2/15/31	685	577
[1]	CSC Holdings LLC	4.500%	11/15/31	3,900	3,495
[1]	CSC Holdings LLC	5.000%	11/15/31	840	705
	DISH DBS Corp.	5.875%	7/15/22	2,176	2,188
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,403
	DISH DBS Corp.	7.750%	7/1/26	3,000	2,978
	DISH DBS Corp.	7.375%	7/1/28	3,855	3,658
	Embarq Corp.	7.995%	6/1/36	865	834
[1]	Frontier Communications Holdings LLC	5.875%	10/15/27	810	805
[1]	Frontier Communications Holdings LLC	5.000%	5/1/28	4,105	3,951
[1]	Frontier Communications Holdings LLC	6.750%	5/1/29	1,975	1,899
	Frontier Communications Holdings LLC	5.875%	11/1/29	2,780	2,546
[1]	Frontier Communications Holdings LLC	6.000%	1/15/30	1,290	1,195
[1]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	3,375	3,106
[1]	Iliad Holding SAS	6.500%	10/15/26	755	757
[1]	Iliad Holding SAS	7.000%	10/15/28	490	491
	Lamar Media Corp.	3.750%	2/15/28	1,770	1,681
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,826
	Lamar Media Corp.	3.625%	1/15/31	1,311	1,207
[1,2]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,335	1,418
	Lumen Technologies Inc.	6.750%	12/1/23	755	785
	Lumen Technologies Inc.	7.500%	4/1/24	557	588
[1]	Magallanes Inc.	4.279%	3/15/32	420	422
[1]	Magallanes Inc.	5.141%	3/15/52	770	788
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	509	498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,132	2,006
	Paramount Global Inc.	6.250%	2/28/57	944	951
	Quebecor Media Inc.	5.750%	1/15/23	2,810	2,859
[1]	ROBLOX Corp.	3.875%	5/1/30	3,155	2,950
[1]	Scripps Escrow II Inc.	3.875%	1/15/29	1,835	1,706
[1]	Sirius XM Radio Inc.	3.125%	9/1/26	355	336
[1]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	1,037
[1]	Sirius XM Radio Inc.	4.125%	7/1/30	1,590	1,490
[1]	Sirius XM Radio Inc.	3.875%	9/1/31	1,375	1,251
	Sprint Corp.	7.875%	9/15/23	6,974	7,414
	Sprint Corp.	7.125%	6/15/24	2,101	2,254
	Sprint Corp.	7.625%	2/15/25	1,595	1,751
	Telecom Italia Capital SA	6.375%	11/15/33	381	365
	Telecom Italia Capital SA	6.000%	9/30/34	1,085	1,003
	Telecom Italia Capital SA	7.721%	6/4/38	980	1,000
[1]	Telecom Italia SpA	5.303%	5/30/24	445	449
[1]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,200	3,113
	Time Warner Cable LLC	5.500%	9/1/41	432	449
	T-Mobile USA Inc.	5.375%	4/15/27	2,380	2,446
[1]	T-Mobile USA Inc.	3.375%	4/15/29	1,310	1,247
[1]	UPC Broadband Finco BV	4.875%	7/15/31	2,185	2,052
[1]	UPC Holding BV	5.500%	1/15/28	2,250	2,223
[1]	Videotron Ltd.	5.375%	6/15/24	260	267
[1]	Videotron Ltd.	5.125%	4/15/27	1,750	1,769
[1,3]	Videotron Ltd.	3.625%	6/15/28	2,565	1,894
[1]	Videotron Ltd.	3.625%	6/15/29	500	464
[1]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	1,109
[1,4]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	1,090	1,347
[1]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	1,032
[1]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	2,863
[1]	VZ Secured Financing BV	5.000%	1/15/32	1,305	1,218
[1,2]	WMG Acquisition Corp.	2.750%	7/15/28	520	554
[1]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,445
[1]	WMG Acquisition Corp.	3.000%	2/15/31	1,585	1,423
[1,2]	WP/AP Telecom Holdings IV BV	3.750%	1/15/29	1,020	1,069
[1]	Ziggo BV	4.875%	1/15/30	1,529	1,439
					121,230
Consumer Discretionary (14.6%)
[1]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,124
[1]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,447
[1]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	500	462
[1]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	2,465	2,222
[1]	Adient Global Holdings Ltd.	4.875%	8/15/26	890	855
[1]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,226	2,140
[1]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,165	1,088
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	718
[1]	Asbury Automotive Group Inc.	4.625%	11/15/29	645	601
	Asbury Automotive Group Inc.	4.750%	3/1/30	489	461
[1]	Asbury Automotive Group Inc.	5.000%	2/15/32	645	600
[1]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	460	401
	Bath & Body Works Inc.	6.694%	1/15/27	300	318
[1]	Bath & Body Works Inc.	6.625%	10/1/30	2,130	2,237
[1]	Beacon Roofing Supply Inc.	4.125%	5/15/29	490	453
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,706
[1]	Builders Firstsource Inc.	4.250%	2/1/32	860	801
[1]	Caesars Entertainment Inc.	6.250%	7/1/25	1,810	1,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Caesars Entertainment Inc.	8.125%	7/1/27	1,695	1,818
[1]	Caesars Entertainment Inc.	4.625%	10/15/29	1,200	1,125
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	610	624
[1]	Carnival Corp.	5.750%	3/1/27	381	363
[1]	Carnival Corp.	4.000%	8/1/28	2,725	2,540
[1]	Carnival Corp.	6.000%	5/1/29	2,840	2,676
	Cedar Fair LP	5.250%	7/15/29	1,645	1,606
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	767
[1]	Cinemark USA Inc.	8.750%	5/1/25	125	131
[1]	Cinemark USA Inc.	5.875%	3/15/26	555	539
[1]	Cinemark USA Inc.	5.250%	7/15/28	1,720	1,607
[1,2]	Cirsa Finance International Sarl	6.250%	12/20/23	1,240	1,375
[1,2]	Cirsa Finance International Sarl	4.500%	3/15/27	470	490
[1]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	372	384
[1]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	804	834
	Ford Motor Co.	4.346%	12/8/26	705	709
	Ford Motor Co.	3.250%	2/12/32	2,995	2,675
	Ford Motor Co.	4.750%	1/15/43	400	362
	Ford Motor Co.	5.291%	12/8/46	350	340
	Ford Motor Credit Co. LLC	2.979%	8/3/22	250	250
	Ford Motor Credit Co. LLC	4.250%	9/20/22	420	422
	Ford Motor Credit Co. LLC	3.350%	11/1/22	1,175	1,178
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	901
	Ford Motor Credit Co. LLC	3.370%	11/17/23	395	394
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	378
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	460
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	199
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,290	2,130
	Ford Motor Credit Co. LLC	4.950%	5/28/27	735	747
[5]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.383%	8/3/22	575	574
[5]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.741%	2/15/23	255	254
[1]	Gap Inc.	3.625%	10/1/29	1,120	992
[1]	Gap Inc.	3.875%	10/1/31	1,740	1,519
[1]	Group 1 Automotive Inc.	4.000%	8/15/28	125	116
[1]	Hanesbrands Inc.	4.625%	5/15/24	730	741
[1]	Hanesbrands Inc.	4.875%	5/15/26	2,974	3,009
[1]	JELD-WEN Inc.	4.625%	12/15/25	345	334
[1]	JELD-WEN Inc.	4.875%	12/15/27	765	731
[1]	KAR Auction Services Inc.	5.125%	6/1/25	2,069	2,095
	KB Home	7.500%	9/15/22	215	220
	KB Home	7.625%	5/15/23	1,300	1,338
	KB Home	4.800%	11/15/29	405	392
	KB Home	4.000%	6/15/31	1,125	1,020
[1]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,010	1,025
	Lennar Corp.	4.500%	4/30/24	1,965	2,015
[1]	Lithia Motors Inc.	4.625%	12/15/27	1,945	1,937
	Macy's Retail Holdings LLC	2.875%	2/15/23	106	107
	Macy's Retail Holdings LLC	3.625%	6/1/24	966	986
[1]	Masonite International Corp.	3.500%	2/15/30	325	293
[1]	Mattel Inc.	3.375%	4/1/26	635	623
[1]	Mattel Inc.	5.875%	12/15/27	1,910	1,997
	MGM Resorts International	6.000%	3/15/23	680	696
	MGM Resorts International	5.750%	6/15/25	985	1,008
[1]	Michaels Cos. Inc.	5.250%	5/1/28	1,075	988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Michaels Cos. Inc.	7.875%	5/1/29	1,208	1,030
[1]	NCL Corp Ltd.	7.750%	2/15/29	375	380
[1]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	460	473
[1]	Petsmart Inc.	4.750%	2/15/28	2,090	2,021
[1]	Petsmart Inc.	7.750%	2/15/29	250	258
[1]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	275
[1]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	1,950	1,895
[1]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	705	674
[1]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	50	48
[1]	Scientific Games International Inc.	7.000%	5/15/28	1,475	1,530
	Service Corp. International	4.625%	12/15/27	505	512
	Service Corp. International	5.125%	6/1/29	2,105	2,144
	Service Corp. International	3.375%	8/15/30	650	587
	Service Corp. International	4.000%	5/15/31	1,560	1,455
[1]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	825	809
[1]	Taylor Morrison Communities Inc.	5.875%	6/15/27	750	780
[1]	Taylor Morrison Communities Inc.	5.125%	8/1/30	1,075	1,051
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	304
	Toll Brothers Finance Corp.	4.875%	3/15/27	210	217
	Under Armour Inc.	3.250%	6/15/26	2,310	2,235
[1]	William Carter Co.	5.500%	5/15/25	280	289
[1]	William Carter Co.	5.625%	3/15/27	404	410
[1]	Williams Scotsman International Inc.	4.625%	8/15/28	60	59
[1]	WW International Inc.	4.500%	4/15/29	1,945	1,581
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,615	1,616
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	660	639
[1]	Wynn Macau Ltd.	5.500%	1/15/26	250	225
[1]	Wynn Macau Ltd.	5.125%	12/15/29	415	352
[1]	Yum! Brands Inc.	7.750%	4/1/25	1,150	1,195
[1]	Yum! Brands Inc.	4.750%	1/15/30	910	896
	Yum! Brands Inc.	3.625%	3/15/31	1,550	1,414
					101,893
Consumer Staples (3.0%)
	B&G Foods Inc.	5.250%	9/15/27	3,260	3,113
[1,2]	Darling Global Finance BV	3.625%	5/15/26	395	439
[1]	Darling Ingredients Inc.	5.250%	4/15/27	795	811
[1]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	3,110
[1]	Energizer Holdings Inc.	4.375%	3/31/29	580	508
[1]	Performance Food Group Inc.	6.875%	5/1/25	200	207
[1]	Performance Food Group Inc.	5.500%	10/15/27	2,685	2,672
[1]	Performance Food Group Inc.	4.250%	8/1/29	1,490	1,357
[1]	Post Holdings Inc.	5.750%	3/1/27	314	316
[1]	Post Holdings Inc.	5.625%	1/15/28	2,170	2,131
[1]	Post Holdings Inc.	5.500%	12/15/29	385	371
[1]	Post Holdings Inc.	4.625%	4/15/30	2,264	2,042
[1]	Post Holdings Inc.	4.500%	9/15/31	2,485	2,202
	TreeHouse Foods Inc.	4.000%	9/1/28	466	390
[1]	United Natural Foods Inc.	6.750%	10/15/28	695	712
[1]	US Foods Inc.	4.625%	6/1/30	480	445
					20,826
Energy (9.1%)
	Apache Corp.	4.875%	11/15/27	1,560	1,609
	Apache Corp.	4.375%	10/15/28	105	107
	Apache Corp.	4.250%	1/15/30	365	368
	Apache Corp.	5.100%	9/1/40	1,065	1,078
	Apache Corp.	5.250%	2/1/42	471	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apache Corp.	4.250%	1/15/44	22	19
	Apache Corp.	5.350%	7/1/49	1,372	1,323
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	435	456
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	775	787
[1]	Buckeye Partners LP	4.125%	3/1/25	1,471	1,451
	Buckeye Partners LP	3.950%	12/1/26	138	135
	Buckeye Partners LP	4.125%	12/1/27	120	115
[1]	Buckeye Partners LP	4.500%	3/1/28	2,204	2,113
	Cheniere Energy Partners LP	4.500%	10/1/29	1,076	1,081
	Continental Resources Inc.	4.375%	1/15/28	1,553	1,575
[1]	Continental Resources Inc.	5.750%	1/15/31	960	1,049
	Continental Resources Inc.	4.900%	6/1/44	2,355	2,332
	DCP Midstream Operating LP	3.875%	3/15/23	801	801
[1]	DT Midstream Inc.	4.125%	6/15/29	1,705	1,636
[1]	DT Midstream Inc.	4.375%	6/15/31	1,910	1,828
	EnLink Midstream LLC	5.625%	1/15/28	40	41
	EnLink Midstream LLC	5.375%	6/1/29	35	35
	EnLink Midstream Partners LP	4.150%	6/1/25	130	130
	EnLink Midstream Partners LP	4.850%	7/15/26	512	516
	EnLink Midstream Partners LP	5.050%	4/1/45	906	740
	EQM Midstream Partners LP	4.000%	8/1/24	420	414
[1]	EQM Midstream Partners LP	6.000%	7/1/25	1,580	1,613
[1]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,785
	EQM Midstream Partners LP	5.500%	7/15/28	466	468
[1]	EQM Midstream Partners LP	4.500%	1/15/29	990	930
[1]	EQM Midstream Partners LP	4.750%	1/15/31	1,680	1,575
	EQT Corp.	6.625%	2/1/25	145	153
	EQT Corp.	7.500%	2/1/30	699	810
[1]	EQT Corp.	3.625%	5/15/31	857	818
	Occidental Petroleum Corp.	3.400%	4/15/26	365	363
	Occidental Petroleum Corp.	3.200%	8/15/26	230	226
	Occidental Petroleum Corp.	3.000%	2/15/27	250	244
	Occidental Petroleum Corp.	6.375%	9/1/28	240	270
	Occidental Petroleum Corp.	3.500%	8/15/29	1,308	1,289
	Occidental Petroleum Corp.	6.125%	1/1/31	676	761
	Occidental Petroleum Corp.	4.400%	4/15/46	225	214
	Occidental Petroleum Corp.	4.100%	2/15/47	290	268
	Occidental Petroleum Corp.	4.200%	3/15/48	125	117
	Occidental Petroleum Corp.	4.400%	8/15/49	110	104
	Ovintiv Inc.	7.200%	11/1/31	140	168
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,652
	Ovintiv Inc.	6.500%	8/15/34	797	947
	Ovintiv Inc.	6.500%	2/1/38	715	850
	Range Resources Corp.	8.250%	1/15/29	675	740
[1]	Range Resources Corp.	4.750%	2/15/30	280	278
[1]	Rockies Express Pipeline LLC	4.950%	7/15/29	207	201
[1]	Rockies Express Pipeline LLC	4.800%	5/15/30	166	157
[1]	Rockies Express Pipeline LLC	7.500%	7/15/38	697	708
	Southwestern Energy Co.	5.375%	2/1/29	747	758
	Southwestern Energy Co.	5.375%	3/15/30	1,813	1,843
	Southwestern Energy Co.	4.750%	2/1/32	355	355
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,312
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	725	736
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	805	759
[1]	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	990	913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,288
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	1,640	1,653
[1,6]	Transocean Guardian Ltd.	5.875%	1/15/24	714	691
[1,6]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	510	517
[1,6]	Transocean Pontus Ltd.	6.125%	8/1/25	526	523
[1,6]	Transocean Proteus Ltd.	6.250%	12/1/24	597	593
[1]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,295	1,260
[1]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,635	1,605
[1]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	2,110	2,017
	Western Midstream Operating LP	3.600%	2/1/25	105	104
	Western Midstream Operating LP	3.950%	6/1/25	430	433
	Western Midstream Operating LP	4.650%	7/1/26	1,150	1,173
	Western Midstream Operating LP	4.500%	3/1/28	100	102
	Western Midstream Operating LP	4.750%	8/15/28	215	222
	Western Midstream Operating LP	5.450%	4/1/44	595	604
	Western Midstream Operating LP	5.300%	3/1/48	1,492	1,479
	Western Midstream Operating LP	5.750%	2/1/50	1,804	1,769
					63,628
Financials (8.0%)
[1]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	3,375	3,068
[1]	AerCap Global Aviation Trust	6.500%	6/15/45	3,240	3,165
	Aircastle Ltd.	5.000%	4/1/23	465	472
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,105
[1]	AmWINS Group Inc.	4.875%	6/30/29	240	229
[1]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,665
[1]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	470	442
	Credit Suisse Group AG	6.250%	12/29/49	4,455	4,499
[1]	Enact Holdings Inc.	6.500%	8/15/25	2,290	2,367
[1]	FirstCash Inc.	4.625%	9/1/28	500	465
[1]	FirstCash Inc.	5.625%	1/1/30	395	380
[1]	Fly Leasing Ltd.	7.000%	10/15/24	800	721
[1]	Freedom Mortgage Corp.	8.125%	11/15/24	296	295
[1]	Freedom Mortgage Corp.	8.250%	4/15/25	1,250	1,247
[1]	Freedom Mortgage Corp.	7.625%	5/1/26	88	84
[1]	goeasy Ltd.	4.375%	5/1/26	1,371	1,299
[1]	Home Point Capital Inc.	5.000%	2/1/26	742	608
[1]	HUB International Ltd.	5.625%	12/1/29	860	838
	ING Groep NV	6.875%	12/29/49	2,805	2,808
[1]	Intesa Sanpaolo SpA	5.017%	6/26/24	900	908
[1]	Intesa Sanpaolo SpA	5.710%	1/15/26	3,185	3,279
[1]	LD Holdings Group LLC	6.500%	11/1/25	430	407
[1]	LD Holdings Group LLC	6.125%	4/1/28	225	200
	MGIC Investment Corp.	5.750%	8/15/23	685	708
	MGIC Investment Corp.	5.250%	8/15/28	885	875
[1]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	3,518	3,254
	Navient Corp.	5.500%	1/25/23	1,000	1,017
	Navient Corp.	7.250%	9/25/23	186	193
	Navient Corp.	6.750%	6/15/26	40	41
	Navient Corp.	4.875%	3/15/28	398	366
	Navient Corp.	5.500%	3/15/29	2,185	2,042
	Navient Corp.	5.625%	8/1/33	281	236
	OneMain Finance Corp.	8.250%	10/1/23	380	401
	OneMain Finance Corp.	6.125%	3/15/24	815	835
	OneMain Finance Corp.	7.125%	3/15/26	2,536	2,711
	OneMain Finance Corp.	3.500%	1/15/27	545	505
	OneMain Finance Corp.	3.875%	9/15/28	1,350	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OneMain Finance Corp.	4.000%	9/15/30	1,500	1,324
[1]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	614
[1]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,745	1,725
[1]	PennyMac Financial Services Inc.	4.250%	2/15/29	2,700	2,316
	Radian Group Inc.	4.500%	10/1/24	2,485	2,492
	Radian Group Inc.	6.625%	3/15/25	300	316
	Radian Group Inc.	4.875%	3/15/27	300	302
[1]	United Wholesale Mortgage LLC	5.500%	11/15/25	300	291
[1]	United Wholesale Mortgage LLC	5.750%	6/15/27	650	604
					55,941
Health Care (10.2%)
[1]	180 Medical Inc.	3.875%	10/15/29	200	190
[1]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	480	482
[1]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	350	345
[1,2]	Avantor Funding Inc.	2.625%	11/1/25	2,316	2,587
[1]	Avantor Funding Inc.	4.625%	7/15/28	3,035	2,998
[1]	Bausch Health Americas Inc.	9.250%	4/1/26	520	533
[1]	Bausch Health Americas Inc.	8.500%	1/31/27	1,150	1,147
[1]	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,135
[1]	Bausch Health Cos. Inc.	9.000%	12/15/25	613	635
[1]	Bausch Health Cos. Inc.	6.125%	2/1/27	180	181
[1]	Bausch Health Cos. Inc.	7.000%	1/15/28	540	484
[1]	Bausch Health Cos. Inc.	5.000%	1/30/28	1,295	1,066
[1]	Bausch Health Cos. Inc.	4.875%	6/1/28	925	886
[1]	Bausch Health Cos. Inc.	7.250%	5/30/29	60	51
[1]	Bausch Health Cos. Inc.	5.250%	1/30/30	2,120	1,669
[1,2]	CAB SELAS	3.375%	2/1/28	1,246	1,307
[2]	CAB SELAS	3.375%	2/1/28	650	682
[1]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	638
[1,2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,353
[2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	774
[1]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	185	168
[1]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	430	395
	Centene Corp.	4.250%	12/15/27	2,080	2,088
	Centene Corp.	4.625%	12/15/29	735	743
	Centene Corp.	3.375%	2/15/30	810	763
	Centene Corp.	3.000%	10/15/30	590	544
[1]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,515
[1]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	604
[1]	Charles River Laboratories International Inc.	4.000%	3/15/31	570	538
[1]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,565	1,595
[1]	CHS/Community Health Systems Inc.	6.000%	1/15/29	770	779
[1]	CHS/Community Health Systems Inc.	5.250%	5/15/30	1,025	985
[1]	CHS/Community Health Systems Inc.	4.750%	2/15/31	835	789
[1]	Grifols Escrow Issuer SA	4.750%	10/15/28	290	275
[1,2]	Grifols SA	1.625%	2/15/25	810	867
[1,2]	Grifols SA	2.250%	11/15/27	1,325	1,396
	HCA Inc.	7.690%	6/15/25	130	144
	HCA Inc.	5.875%	2/15/26	2,895	3,079
	HCA Inc.	5.625%	9/1/28	390	422
	HCA Inc.	5.875%	2/1/29	450	493
	HCA Inc.	3.500%	9/1/30	3,500	3,379
[1]	Hologic Inc.	3.250%	2/15/29	1,665	1,554
[1]	IQVIA Inc.	5.000%	5/15/27	4,093	4,141
[1,2]	IQVIA Inc.	2.250%	1/15/28	1,200	1,258
[1,2]	IQVIA Inc.	2.875%	6/15/28	1,405	1,495
[1]	Jazz Securities DAC	4.375%	1/15/29	1,285	1,245
[1]	Mozart Debt Merger Sub Inc.	3.875%	4/1/29	5,695	5,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mozart Debt Merger Sub Inc.	5.250%	10/1/29	3,054	2,841
[1]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	2,675	2,549
[1]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	1,045	1,007
[1]	Owens & Minor Inc.	6.625%	4/1/30	290	298
[1]	Teleflex Inc.	4.250%	6/1/28	1,991	1,945
	Tenet Healthcare Corp.	4.625%	7/15/24	115	116
[1]	Tenet Healthcare Corp.	4.625%	9/1/24	315	317
[1]	Tenet Healthcare Corp.	4.875%	1/1/26	270	273
[1]	Tenet Healthcare Corp.	4.625%	6/15/28	870	857
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,890	2,618
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	2,000	2,099
					71,585
Industrials (6.3%)
[1]	APX Group Inc.	5.750%	7/15/29	580	530
[1]	Aramark Services Inc.	5.000%	4/1/25	1,935	1,945
[1]	Aramark Services Inc.	5.000%	2/1/28	980	951
[1]	Ashtead Capital Inc.	4.375%	8/15/27	1,220	1,237
[1]	Brand Industrial Services Inc.	8.500%	7/15/25	2,202	2,048
[1]	BWX Technologies Inc.	4.125%	6/30/28	1,058	1,020
[1]	BWX Technologies Inc.	4.125%	4/15/29	1,440	1,386
[1]	Clean Harbors Inc.	4.875%	7/15/27	1,414	1,420
[1]	Clean Harbors Inc.	5.125%	7/15/29	768	771
[1]	Covanta Holding Corp.	4.875%	12/1/29	555	530
[1]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,467	2,297
[1]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	1,825	1,826
[1]	Herc Holdings Inc.	5.500%	7/15/27	5,966	6,049
[1,2]	Loxam SAS	4.250%	4/15/24	190	210
[2]	Loxam SAS	2.875%	4/15/26	655	695
[2]	Loxam SAS	3.750%	7/15/26	500	545
[1]	Mueller Water Products Inc.	4.000%	6/15/29	175	165
[1,2]	Q-Park Holding I BV	1.500%	3/1/25	805	835
[1,2]	Q-Park Holding I BV	2.000%	3/1/27	775	781
[1]	Sensata Technologies BV	4.875%	10/15/23	300	310
[1]	Sensata Technologies BV	5.625%	11/1/24	575	597
[1]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,654
[1]	Sensata Technologies Inc.	4.375%	2/15/30	400	383
[1]	Sensata Technologies Inc.	3.750%	2/15/31	1,642	1,521
[1]	Spirit AeroSystems Inc.	5.500%	1/15/25	750	756
[1]	Stericycle Inc.	3.875%	1/15/29	255	239
[1,2]	TK Elevator Midco GmbH	4.375%	7/15/27	275	300
[1]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,360	1,350
	TransDigm Inc.	5.500%	11/15/27	215	214
	TransDigm Inc.	4.625%	1/15/29	785	734
[1]	United Airlines Inc.	4.375%	4/15/26	260	256
[1]	United Airlines Inc.	4.625%	4/15/29	295	281
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,196
	United Rentals North America Inc.	4.875%	1/15/28	1,794	1,823
	United Rentals North America Inc.	5.250%	1/15/30	740	763
	United Rentals North America Inc.	4.000%	7/15/30	2,665	2,552
	United Rentals North America Inc.	3.875%	2/15/31	1,206	1,140
	United Rentals North America Inc.	3.750%	1/15/32	875	816
[1,2]	Verisure Holding AB	3.250%	2/15/27	688	712
[1,2]	Verisure Midholding AB	5.250%	2/15/29	221	225
					44,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (8.6%)
[1]	ARD Finance SA	6.500%	6/30/27	480	438
[1]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,190	1,080
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,490	1,436
[1,4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	192
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	650
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	2,125	1,969
[1]	Axalta Coating Systems LLC	3.375%	2/15/29	450	396
	Ball Corp.	4.875%	3/15/26	1,100	1,140
[2]	Ball Corp.	1.500%	3/15/27	920	975
[1]	Berry Global Inc.	4.500%	2/15/26	983	983
[1]	Berry Global Inc.	4.875%	7/15/26	2,120	2,145
[1]	Berry Global Inc.	5.625%	7/15/27	215	217
	Cemex SAB de CV	7.375%	6/5/27	565	604
	Cemex SAB de CV	5.450%	11/19/29	590	598
[1]	Cemex SAB de CV	3.875%	7/11/31	1,285	1,173
[1]	Chemours Co.	4.625%	11/15/29	1,575	1,445
[1,7]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	240	243
	Commercial Metals Co.	4.125%	1/15/30	375	351
	Commercial Metals Co.	3.875%	2/15/31	145	132
	Commercial Metals Co.	4.375%	3/15/32	425	396
[1]	Constellium SE	5.875%	2/15/26	747	749
[1]	Constellium SE	5.625%	6/15/28	500	503
[1]	Constellium SE	3.750%	4/15/29	1,105	992
[1]	Crown Americas LLC	5.250%	4/1/30	535	548
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	2,715	2,748
[1,2]	Crown European Holdings SA	2.875%	2/1/26	1,555	1,738
[1]	Diamond BC BV	4.625%	10/1/29	360	322
[1]	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	4,015
[1]	Flex Acquisition Co. Inc.	7.875%	7/15/26	845	867
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,056
[1]	Graphic Packaging International LLC	4.750%	7/15/27	205	207
[1]	Graphic Packaging International LLC	3.500%	3/15/28	1,990	1,871
[1]	Graphic Packaging International LLC	3.500%	3/1/29	540	497
[1]	Graphic Packaging International LLC	3.750%	2/1/30	485	444
[1]	NOVA Chemicals Corp.	5.250%	6/1/27	668	666
[1]	Novelis Corp.	3.250%	11/15/26	635	607
[1]	Novelis Corp.	4.750%	1/30/30	1,369	1,330
[1]	Novelis Corp.	3.875%	8/15/31	655	599
[1]	OCI NV	4.625%	10/15/25	555	560
	Olin Corp.	5.125%	9/15/27	1,775	1,770
	Olin Corp.	5.625%	8/1/29	730	740
	Olin Corp.	5.000%	2/1/30	1,097	1,083
[1]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	1,471	1,504
[1]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	637
[1]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,265
[1]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,179
[1]	Sealed Air Corp.	4.000%	12/1/27	424	415
	Silgan Holdings Inc.	4.125%	2/1/28	2,545	2,443
[2]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,325
[1]	Standard Industries Inc.	5.000%	2/15/27	700	695
[1]	Standard Industries Inc.	4.750%	1/15/28	1,025	986
[1]	Standard Industries Inc.	4.375%	7/15/30	2,600	2,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Standard Industries Inc.	3.375%	1/15/31	3,015	2,648
[2]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,082
[1,2]	Trivium Packaging Finance BV	3.750%	8/15/26	180	195
[1]	Trivium Packaging Finance BV	5.500%	8/15/26	745	744
[1]	Tronox Inc.	4.625%	3/15/29	2,030	1,900
					59,875
Real Estate (1.2%)
[1]	Iron Mountain Inc.	4.875%	9/15/27	595	588
[1]	Iron Mountain Inc.	4.875%	9/15/29	782	745
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	150	154
	Service Properties Trust	7.500%	9/15/25	128	134
	Service Properties Trust	5.250%	2/15/26	175	165
	Service Properties Trust	4.750%	10/1/26	893	821
	Service Properties Trust	4.950%	2/15/27	200	185
	Service Properties Trust	5.500%	12/15/27	1,007	971
	Service Properties Trust	3.950%	1/15/28	485	412
	Service Properties Trust	4.950%	10/1/29	76	66
	Service Properties Trust	4.375%	2/15/30	467	388
[1]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	2,465	2,457
[1]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	445
[1]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	815
					8,346
Technology (9.8%)
[1]	Black Knight InfoServ LLC	3.625%	9/1/28	2,147	2,036
[1]	Booz Allen Hamilton Inc.	3.875%	9/1/28	300	290
[1]	Booz Allen Hamilton Inc.	4.000%	7/1/29	370	361
	CDK Global Inc.	4.875%	6/1/27	785	793
[1]	CDK Global Inc.	5.250%	5/15/29	2,220	2,239
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	116
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,340	1,349
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,745	2,696
[1]	Condor Merger Sub Inc.	7.375%	2/15/30	750	719
[1]	Entegris Inc.	4.375%	4/15/28	1,905	1,859
[1]	Entegris Inc.	3.625%	5/1/29	575	538
[1]	Fair Isaac Corp.	4.000%	6/15/28	720	697
[1]	Gartner Inc.	3.625%	6/15/29	430	407
[1]	Gartner Inc.	3.750%	10/1/30	1,510	1,418
[1]	II-VI Inc.	5.000%	12/15/29	620	609
[1]	Imola Merger Corp.	4.750%	5/15/29	6,300	6,067
	Microchip Technology Inc.	4.250%	9/1/25	1,025	1,038
[1]	Minerva Merger Sub Inc.	6.500%	2/15/30	1,725	1,674
[1]	MSCI Inc.	4.000%	11/15/29	1,820	1,768
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	2,050	2,044
[1]	Nielsen Finance LLC / Nielsen Finance Co.	5.875%	10/1/30	100	100
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	1,140	1,138
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,412
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,739
	Nokia OYJ	4.375%	6/12/27	725	736
	Nokia OYJ	6.625%	5/15/39	3,460	4,120
	NortonLifeLock Inc.	3.950%	6/15/22	345	345
[1]	NortonLifeLock Inc.	5.000%	4/15/25	3,475	3,472
[1]	Open Text Corp.	3.875%	2/15/28	3,103	2,972
[1]	Open Text Corp.	3.875%	12/1/29	655	622
[1]	Open Text Holdings Inc.	4.125%	2/15/30	1,830	1,737
[1]	Open Text Holdings Inc.	4.125%	12/1/31	805	754
[1]	Presidio Holdings Inc.	4.875%	2/1/27	2,667	2,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Presidio Holdings Inc.	8.250%	2/1/28	695	711
[1]	PTC Inc.	3.625%	2/15/25	335	331
[1]	PTC Inc.	4.000%	2/15/28	635	619
[1]	Qorvo Inc.	3.375%	4/1/31	513	467
[1]	SS&C Technologies Inc.	5.500%	9/30/27	4,075	4,108
	Western Digital Corp.	4.750%	2/15/26	2,554	2,600
	Xerox Corp.	4.625%	3/15/23	698	701
	Xerox Corp.	4.800%	3/1/35	542	468
	Xerox Corp.	6.750%	12/15/39	1,995	2,010
[1]	Xerox Holdings Corp.	5.000%	8/15/25	155	157
[1]	Xerox Holdings Corp.	5.500%	8/15/28	4,685	4,577
					68,250
Utilities (1.7%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,424
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	621
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,762
[1]	Clearway Energy Operating LLC	4.750%	3/15/28	571	574
[1]	Clearway Energy Operating LLC	3.750%	2/15/31	2,370	2,220
[1]	Clearway Energy Operating LLC	3.750%	1/15/32	325	300
[1]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	995
[1]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	104
[1]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,000
[1]	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	698
[1]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	555	521
					12,219
Total Corporate Bonds (Cost $645,809)					627,856
Floating Rate Loan Interests (6.5%)
[5]	APX Group Inc. Term Loan, 1M USD LIBOR + 3.500%	4.000%	7/10/28	1,774	1,749
[5]	APX Group Inc. Term Loan, Prime + 2.500%	6.000%	7/10/28	5	5
[5]	Asurion LLC 2nd Lien Term Loan, 1M USD LIBOR + 5.250%	5.707%	1/20/29	271	265
[5]	Asurion LLC Term Loan, 1M USD LIBOR + 3.000%	3.457%	11/3/24	2,993	2,952
[5]	Asurion LLC Term Loan, 1M USD LIBOR + 3.250%	3.707%	12/23/26	1,176	1,149
[5]	Asurion LLC Term Loan, 1M USD LIBOR + 3.250%	3.707%	7/31/27	2,028	1,984
[5]	Athenahealth Inc. Term Loan, SOFR30A + 3.500%	4.000%	2/15/29	1,124	1,111
[5]	Beacon Roofing Supply Inc. Term Loan, 1M USD LIBOR + 2.250%	2.707%	5/19/28	797	784
[5]	Brown Group Holding LLC Term Loan, 3M USD LIBOR + 2.500%	3.506%	6/7/28	2,983	2,927
[5]	Chamberlain Group Inc. Term Loan, 3M USD LIBOR + 3.500%	4.506%	11/3/28	1,916	1,889
[5]	Clarios Global LP Term Loan, 1M USD LIBOR + 3.250%	3.707%	4/30/26	917	905
[5]	Core & Main LP Term Loan, 1M USD LIBOR + 2.500%	2.947%	7/27/28	259	256
[5]	Dun & Bradstreet Corp. Term Loan, 1M USD LIBOR + 3.250%	3.697%	2/6/26	4,545	4,499
[5]	Froneri International Ltd. Term Loan, 1M USD LIBOR + 2.250%	2.707%	1/29/27	889	872
[5]	Great Outdoors Group LLC Term Loan, 1M USD LIBOR + 3.750%	4.500%	3/6/28	2,338	2,326
[5]	HUB International Ltd. Term Loan, 3M USD LIBOR + 3.250%	4.000%	4/25/25	1,498	1,486
[5]	ICON Luxembourg Sarl Term Loan, 3M USD LIBOR + 2.250%	3.256%	7/3/28	689	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	IRB Holding Corp. Term Loan, 3m USD LIBOR + 3.000%	3.750%	12/15/27	3,727	3,678
[5]	McAfee Corp. Term Loan, SOFR90A + 4.000%	4.500%	3/1/29	1,945	1,925
[5]	Medline Borrower LP Term Loan, 1M. USD LIBOR + 3.250%	3.750%	10/23/28	3,510	3,471
[5]	NorthRiver Midstream Finance LP Term Loan, 3M USD LIBOR + 3.250%	3.457%	10/1/25	721	713
[5,8]	Owens & Minor Distribution Inc. Term Loan	—%	3/29/29	320	318
[5]	Peraton Corp. Term Loan, 1M USD LIBOR + 3.750%	4.500%	2/1/28	2,133	2,111
[5]	SRAM LLC Term Loan, 1M USD LIBOR + 2.750%	3.250%	5/18/28	359	354
[5]	SRAM LLC Term Loan, 3M USD LIBOR + 2.750%	3.258%	5/18/28	175	172
[5]	SRAM LLC Term Loan, 6M USD LIBOR + 2.750%	3.250%	5/18/28	1,360	1,342
[5]	SRS Distribution Inc. Term Loan, SOFR90A + 3.500%	4.000%	6/2/28	315	309
[5]	SS&C European Holdings Sarl Term Loan, 1M USD LIBOR + 1.750%	2.207%	4/16/25	437	430
[5]	SS&C Technologies Inc. Term Loan, 1M USD LIBOR + 1.750%	2.207%	4/16/25	1,191	1,173
[5,8]	Trans Union LLC Term Loan, 1M USD LIBOR + 2.250%	—%	12/1/28	2,134	2,114
[5]	WW International Inc. Term Loan, 1M USD LIBOR + 3.500%	3.957%	4/13/28	1,097	992
Total Floating Rate Loan Interests (Cost $45,483)					44,946
Temporary Cash Investments (2.6%)
Repurchase Agreement (2.6%)
	Bank of America Securities, LLC (Dated 3/31/22, Repurchase Value $18,600,000, collateralized by Ginnie Mae 3.000%–5.500%, 6/20/50–3/20/52, with a value of $18,972,000) (Cost $18,600)	0.300%	4/1/22	18,600	18,600
Total Investments (99.0%) (Cost $709,892)					691,402
Other Assets and Liabilities—Net (1.0%)					6,718
Net Assets (100%)					698,120
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $404,513,000, representing 57.9% of net assets.
2	Face amount denominated in euro.
3	Face amount denominated in Canadian dollars.
4	Face amount denominated in British pounds.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2022.
8	Represents an unsettled loan as of March 31, 2022. The coupon rate is not known until the settlement date.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
SOFR90A—90 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Athenahealth Inc. Term Loan	191	189	—	(2)

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	4/29/22	USD	2,036	CAD	2,565	—	(16)
JPMorgan Chase Bank, N.A.	4/29/22	USD	27,776	EUR	25,080	7	—
Barclays Bank plc	4/29/22	USD	1,546	GBP	1,174	5	—
						12	(16)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,088,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interest may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Various inputs may be used to determine the value of the portfolio’s investments, derivatives, and other financial instruments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, derivatives, and other financial instruments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2022, 100% of the market value of the portfolio’s investments, derivatives, and other financial instruments was determined based on Level 2 inputs.